Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Accrued liabilities	$ 25	$ 25
Other assets	5	5
Total deferred tax assets	30	30
Deferred tax liabilities
Investments	(75,864)	(66,807)
Life and annuity reserves	(32,450)	(28,526)
DAC	(18,713)	(19,240)
Unrealized net capital gains	(15,178)	(37,520)
Unrealized foreign currency translation adjustments on limited partnerships	(573)	(552)
Other liabilities	(858)	(1,111)
Total deferred tax liabilities	(143,636)	(153,756)
Net deferred tax liability	$ (143,606)	$ (153,726)